AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 58 .79%
ASSET-BACKED SECURITIES — 12 .87% **
ACAM Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(SOFR30A plus 1.51%)
1.56% 11/17/34
1,2,3
$ 162,000 $ 161,998
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.80% 07/25/56
1,2
12,043 11,956
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.25% 10/17/34
1,2,3
100,000 99,826
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.28%)
0.38% 09/25/36
2
8,093 8,066
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.93% 01/20/28
1,2,3
59,864 59,807
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.08% 07/20/29
1,2,3
73,466 73,482
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 01/25/35
1,2
8,143 8,078
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.38% 02/25/35
2
215,000 218,877
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
0.98% 02/25/30
2
174,815 175,170
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.26% 10/25/34
1,2,3
100,000 99,827
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(LIBOR USD 1-Month plus 0.65%)
0.75% 03/25/35
2
168,293 167,912
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
1.02% 10/25/35
2
166,292 166,911
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(LIBOR USD 1-Month plus 0.68%)
0.78% 10/25/35
2
$ 229,515 $ 227,645
CLNC Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(SOFR30A plus 1.36%)
1.41% 08/20/35
1,2,3
240,000 240,363
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
1.00% 10/25/47
2
73,881 73,873
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/22)
3.95% 01/25/33 8,159 8,177
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.02% 04/15/29
1,2,3
48,483 48,422
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
1.29% 10/15/34
1,2,3
150,000 150,155
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.77% 04/25/35
2
2,026 2,021
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.15% 03/25/36
2
22,761 22,836
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
0.66% 03/25/36
2
45,448 44,634
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A1
2.23% 09/15/24 250,000 253,011
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.28% 10/20/34
1,2,3
140,000 140,095
GPMT Ltd.,
Series 2019-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
1.40% 02/22/36
1,2,3
65,999 65,880
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.23% 05/25/34
1,2
90,410 90,729

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.26% 05/25/37
2
$ 77,064 $ 76,653
Invitation Homes Trust,
Series 2018-SFR2, Class B
(LIBOR USD 1-Month plus 1.08%)
1.19% 06/17/37
1,2
99,984 100,019
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(LIBOR USD 1-Month plus 0.71%)
0.81% 09/25/35
2
219,352 217,685
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
0.92% 04/15/31
1,2,3
113,636 113,693
LoanCore Issuer Ltd.,
Series 2019-CRE2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.24% 05/15/36
1,2,3
111,853 111,769
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
0.66% 10/25/34
2
100,360 96,813
MF1 Ltd.,
Series 2020-FL4, Class A
(SOFR30A plus 1.81%)
1.86% 11/15/35
1,2
220,000 221,118
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.61% 06/25/31
2
87,785 85,926
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.15% 12/27/66
1,2
67,167 67,891
Navient Student Loan Trust,
Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
0.60% 09/27/66
1,2
44,719 44,722
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
0.68% 06/25/41
1,2
13,616 13,514
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.02% 10/25/41
2
8,777 8,767
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
0.77% 10/20/34
1,2,3
120,000 120,039
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.31% 11/20/30
1,2,3
$ 85,000 $ 85,015
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.37% 10/19/32
1,2,3
80,000 80,009
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
0.54% 01/25/36
2
36,714 36,707
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.25% 01/17/31
1,2,3
85,000 85,003
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.82% 08/25/35
2
40,092 40,924
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.25% 09/25/65
1,2
57,787 58,419
Progress Residential Trust,
Series 2019-SFR3, Class A
2.27% 09/17/36
1
119,370 120,279
Progress Residential Trust,
Series 2019-SFR4, Class A
2.69% 10/17/36
1
100,000 101,368
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
0.93% 09/25/35
2
4,761 4,766
Residential Asset Mortgage Products Trust,
Series 2006-NC3, Class M1
(LIBOR USD 1-Month plus 0.34%)
0.61% 03/25/36
2
100,000 100,056
Residential Asset Securities Corp.,
Series 2005-AHL2, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.73% 10/25/35
2
87,655 87,618
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.32% 10/20/30
1,2,3
130,000 129,998
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.67% 12/15/27
1,2
8,842 8,844

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
0.75% 12/15/25
1,2
$ 19,188 $ 19,187
SLM Student Loan Trust,
Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
0.38% 10/27/25
2
28,620 28,583
SLM Student Loan Trust,
Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
0.24% 01/25/27
2
44,822 44,731
SLM Student Loan Trust,
Series 2005-5, Class A4
(LIBOR USD 3-Month plus 0.14%)
0.26% 10/25/28
2
93,685 93,423
SLM Student Loan Trust,
Series 2005-7, Class A4
(LIBOR USD 3-Month plus 0.15%)
0.27% 10/25/29
2
233,060 232,222
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.82% 07/25/23
2
101,032 101,517
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.22% 07/25/23
2
143,734 143,746
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.62% 04/25/23
2
38,042 38,234
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.05% 09/25/28
2
145,021 143,994
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.80% 01/25/29
2
83,574 81,761
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.65% 06/25/43
2
5,761 5,696
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,4,5
1,701,599 21,821
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A4
3.11% 11/15/23 202,276 203,740
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-4, Class M3
(LIBOR USD 1-Month plus 0.75%)
0.85% 12/25/35
2
100,000 98,986
Total Asset-Backed Securities
(Cost $6,104,653) 6,095,007
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 26 .22% *
Banking — 7 .60%
Bank of America Corp.
3.00% 12/20/23
6
$ 91,000 $ 92,902
Bank of America Corp.
(MTN)
3.46% 03/15/25
6
550,000 575,345
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
1,3,6
220,000 224,539
Discover Bank
(BKNT)
4.20% 08/08/23 125,000 131,205
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,6
200,000 197,376
HSBC Holdings PLC
(United Kingdom)
0.73% 08/17/24
3,6
225,000 223,029
(LIBOR USD 3-Month plus 1.00%)
1.16% 05/18/24
2,3
85,000 85,769
JPMorgan Chase & Co.
0.77% 08/09/25
6
110,000 108,425
0.97% 06/23/25
6
50,000 49,559
3.21% 04/01/23
6
200,000 201,201
4.02% 12/05/24
6
290,000 305,901
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,6
200,000 203,323
3.87% 07/09/25
3,6
60,000 63,419
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,6
90,000 89,264
1.34% 01/12/27
1,3,6
70,000 68,143
3.19% 11/28/23
1,3,6
90,000 91,589
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,6
105,000 111,227
4.52% 06/25/24
3,6
75,000 78,486
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,6
200,000 196,905
4.80% 11/15/24
3,6
75,000 79,636
UBS AG
(Switzerland)
0.70% 08/09/24
1,3
200,000 197,590
Wells Fargo & Co.
2.19% 04/30/26
6
220,000 224,054
3,598,887
Communications — 2 .00%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
1.38% 06/12/24
2
175,000 177,989
Charter Communications Operating LLC/Charter
Communications Operating Capital
(LIBOR USD 3-Month plus 1.65%)
1.78% 02/01/24
2
125,000 127,768

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA
(Luxembourg)
8.50% 10/15/24
1,3,7,8
$ 20,000 $ 9,313
9.75% 07/15/25
1,3,7,8
61,000 28,202
Qwest Corp.
7.25% 09/15/25 100,000 117,141
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
178,750 187,243
5.15% 03/20/28
1
50,000 55,199
T-Mobile USA, Inc.
2.25% 02/15/26 113,000 113,399
2.63% 04/15/26 124,000 125,318
Virgin Media Secured Finance PLC
(United Kingdom)
5.50% 05/15/29
1,3
5,000 5,288
946,860
Consumer Discretionary — 0 .94%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
100,000 108,447
Hyatt Hotels Corp.
1.30% 10/01/23 140,000 140,166
Imperial Brands Finance PLC
(United Kingdom)
3.75% 07/21/22
1,3
195,000 197,087
445,700
Electric — 1 .00%
Alliant Energy Finance LLC
3.75% 06/15/23
1
140,000 145,062
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 150,000 151,479
El Paso Electric Co.
3.30% 12/15/22 50,000 50,641
FirstEnergy Transmission LLC
2.87% 09/15/28
1
128,000 128,335
475,517
Energy — 1 .03%
Antero Resources Corp.
8.38% 07/15/26
1
9,000 10,292
Energy Transfer LP
4.25% 04/01/24 150,000 157,560
5.50% 06/01/27 12,000 13,698
Occidental Petroleum Corp.
0.00% 10/10/36
9
25,000 14,227
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 136,313
Southern Co. Gas Capital Corp.
3.88% 11/15/25 100,000 107,589
Sunoco LP/Sunoco Finance Corp.
4.50% 04/30/30
1
14,000 14,370
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
$ 10,500 $ 10,631
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
4,020 3,934
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
18,000 17,411
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
2,000 1,976
488,001
Finance — 5 .51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
1.65% 10/29/24
3
150,000 149,913
Air Lease Corp.
2.25% 01/15/23 75,000 75,951
3.50% 01/15/22 65,000 65,058
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,000 4,861
Capital One Financial Corp.
1.34% 12/06/24
6
120,000 120,769
Citigroup, Inc.
2.88% 07/24/23
6
225,000 227,623
3.35% 04/24/25
6
290,000 302,962
(LIBOR USD 3-Month plus 0.95%)
1.07% 07/24/23
2
30,000 30,088
Daimler Finance North America LLC
1.75% 03/10/23
1
75,000 75,772
(LIBOR USD 3-Month plus 0.90%)
1.06% 02/15/22
1,2
150,000 150,136
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 90,000 90,222
3.27% 09/29/25
6
40,000 41,923
Goldman Sachs Group, Inc. (The)
(MTN)
(LIBOR USD 3-Month plus 1.60%)
1.78% 11/29/23
2
75,000 76,560
Goldman Sachs Group, Inc. (The),
Series FXD
0.48% 01/27/23 275,000 274,286
Morgan Stanley
(MTN)
0.53% 01/25/24
6
150,000 149,522
2.72% 07/22/25
6
400,000 412,567
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,6
90,000 90,739
3.77% 03/08/24
1,3,6
75,000 77,271
4.36% 08/01/24
1,3,6
75,000 78,571

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
$ 110,000 $ 113,563
2,608,357
Health Care — 3 .05%
AbbVie, Inc.
3.45% 03/15/22 50,000 50,046
3.75% 11/14/23 125,000 130,925
Bayer U.S. Finance II LLC
2.20% 07/15/22
1
150,000 150,473
Dignity Health
3.13% 11/01/22 50,000 50,834
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
21,000 15,966
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
100,000 100,358
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
75,000 76,975
HCA, Inc.
5.00% 03/15/24 75,000 80,704
5.25% 06/15/26 185,000 208,232
Humana, Inc.
0.65% 08/03/23 85,000 84,626
3.85% 10/01/24 130,000 138,088
Mozart Debt Merger Sub, Inc.
3.88% 04/01/29
1
32,000 31,913
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
85,000 84,273
Thermo Fisher Scientific, Inc.
1.22% 10/18/24 140,000 139,923
Viatris, Inc.
1.13% 06/22/22 100,000 100,218
1,443,554
Industrials — 0 .80%
Artera Services LLC
9.03% 12/04/25
1
9,000 9,510
Berry Global, Inc.
0.95% 02/15/24 110,000 109,028
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
2
29,000 28,434
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
75,000 65,126
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 5,052
Sealed Air Corp.
4.00% 12/01/27
1
5,000 5,231
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
150,000 154,926
377,307
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 0 .48%
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
$ 10,000 $ 10,474
Skyworks Solutions, Inc.
0.90% 06/01/23 110,000 109,464
VMware, Inc.
1.00% 08/15/24 110,000 109,058
228,996
Insurance — 0 .61%
Athene Global Funding
(SOFR Rate plus 0.70%)
0.75% 05/24/24
1,2
85,000 85,157
Nationwide Mutual Insurance Co.
2.49% 12/15/24
1,6
90,000 90,109
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
110,000 115,472
290,738
Materials — 0 .26%
Georgia-Pacific LLC
3.60% 03/01/25
1
115,000 122,006
Real Estate Investment Trust (REIT) — 1 .71%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 115,000 118,142
Camden Property Trust
2.95% 12/15/22 55,000 55,903
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 140,000 144,657
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 25,000 26,012
5.38% 11/01/23 190,000 201,835
Healthpeak Properties, Inc.
4.00% 06/01/25 60,000 64,610
Kimco Realty Corp.
3.40% 11/01/22 100,000 101,844
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50% 01/15/28 6,000 6,496
Post Apartment Homes LP
3.38% 12/01/22 37,000 37,600
SL Green Operating Partnership LP
3.25% 10/15/22 50,000 50,783
807,882
Retail — 0 .24%
Dollar Tree, Inc.
4.00% 05/15/25 85,000 91,381
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
20,000 20,042
111,423
Services — 0 .63%
Global Payments, Inc.
1.50% 11/15/24 120,000 120,071

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
IHS Markit Ltd.
(Bermuda)
3.63% 05/01/24
3
$ 55,000 $ 57,823
5.00% 11/01/22
1,3
115,000 118,759
296,653
Transportation — 0 .36%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
100,000 100,146
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 30,041 30,390
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 3,402 3,429
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 35,071 36,834
170,799
Total Corporates
(Cost $12,447,181) 12,412,680
MORTGAGE-BACKED — 17 .28% **
Non-Agency Commercial Mortgage-Backed — 10 .85%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
34,303 35,768
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class A2
3.12% 02/15/50 125,500 125,625
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 74,455 77,346
Barclays Commercial Mortgage Securities Trust,
Series 2018-BXH, Class A
(LIBOR USD 1-Month plus 1.00%)
1.11% 10/15/37
1,2
119,346 119,197
Benchmark Mortgage Trust,
Series 2018-B6, Class A2
4.20% 10/10/51 196,757 202,378
BFLD Trust,
Series 2020-EYP, Class A
(LIBOR USD 1-Month plus 1.15%)
1.26% 10/15/35
1,2
125,000 125,106
BX Trust,
Series 2019-MMP, Class A
(LIBOR USD 1-Month plus 1.00%)
1.11% 08/15/36
1,2
233,830 233,898
BXMT Ltd.,
Series 2020-FL3, Class A
(Cayman Islands)
(SOFR30A plus 1.51%)
1.56% 11/15/37
1,2,3
410,000 410,370
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CD Mortgage Trust,
Series 2017-CD4, Class A2
3.03% 05/10/50 $ 143,000 $ 143,681
CHT Mortgage Trust,
Series 2017-CSMO, Class A
(LIBOR USD 1-Month plus 0.93%)
1.04% 11/15/36
1,2
115,000 115,084
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class AAB
2.61% 09/10/45 15,040 15,076
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class A
3.25% 05/10/35
1
97,000 99,033
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class AAB
2.69% 04/10/46 27,529 27,781
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 56,788 58,225
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 40,705 42,205
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.82% 10/15/45 257,182 258,612
Commercial Mortgage Trust,
Series 2012-CR3, Class ASB
2.37% 10/15/45 6,837 6,860
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.69% 10/15/45
6
322,902 2,630
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66% 08/10/50 7,548 7,714
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.17% 03/10/46
6
1,181,674 12,745
Commercial Mortgage Trust,
Series 2013-LC6, Class XB (IO)
0.36% 01/10/46
1,6
1,750,000 6,032
Commercial Mortgage Trust,
Series 2015-LC23, Class A2
3.22% 10/10/48 124,287 124,029
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 138,567 142,973
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
1.09% 05/15/36
1,2
245,000 245,079
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class A2
3.05% 09/15/50 150,000 151,478
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.73% 08/10/43
1,6
3,008,691 22,578

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
1,6
$ 428,145 $ 4
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4
3.38% 05/10/45 91,488 91,472
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.09% 05/10/45 151,000 151,809
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.72% 01/15/47
6
1,593,840 19,285
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.67% 04/15/47 87,997 88,009
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A3
3.10% 11/15/47 270,000 274,132
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class A2
2.82% 11/15/48 176,917 178,089
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A2
3.24% 03/15/50 22,632 22,645
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.10% 01/15/46
6
8,382,893 11,704
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.23% 04/15/46
6
3,149,861 35,559
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
0.89% 01/15/49
4,5,6
672,700 21,582
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.43% 09/15/39
1,6
303,520 37
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4
3.18% 08/15/45 228,741 229,091
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class ASB
3.56% 11/15/46 8,335 8,506
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class XA (IO)
0.96% 02/15/47
6
1,198,974 18,392
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.32% 10/15/48 60,558 62,736
One Market Plaza Trust,
Series 2017-1MKT, Class A
3.61% 02/10/32
1
150,000 150,078
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
1.06% 01/15/36
1,2
94,000 93,986
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-MFP, Class A
(LIBOR USD 1-Month plus 0.73%)
0.83% 11/15/38
1,2
$ 250,000 $ 248,968
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.15% 10/10/36
1,6
14,000,000 64,506
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.21% 08/10/49
1,4,5,6
3,000,000 5,071
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class A3
2.92% 03/10/46 108,220 109,072
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 144,154 147,305
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class A2
2.40% 11/15/49 30,832 30,828
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A2
3.04% 07/15/50 82,881 83,305
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class A4
3.72% 05/15/47 124,288 126,748
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class ASB
3.39% 08/15/47 28,245 28,940
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class ASB
3.52% 03/15/47 20,605 21,069
5,134,431
Non-Agency Mortgage-Backed — 2 .30%
Alternative Loan Trust,
Series 2005-J4, Class M2
(LIBOR USD 1-Month plus 0.96%)
1.06% 07/25/35
2
64,602 64,848
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 202,958 114,644
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.25% 05/26/36
1,2
38,301 37,662
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.92%)
1.00% 09/26/46
1,2
61,357 61,516
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,6
110,453 103,258
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
152,786 152,261

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.70% 05/25/35
2
$ 48,089 $ 41,028
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.84% 07/19/44
2
2,684 2,609
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.93% 04/19/36
6
66,839 58,350
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.41% 07/19/35
6
1,063 934
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
0.78% 06/20/35
2
126,600 124,559
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
0.96% 08/25/34
2
7,406 7,134
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.42%)
0.52% 05/25/46
2
87,155 85,435
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
2.89% 06/25/37
6
65,228 51,671
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,097 1
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.46%)
0.56% 02/25/36
2
69,632 67,296
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
1.48% 06/25/42
2
1,444 1,443
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
0.94% 07/25/45
2
104,739 105,520
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
2.38% 09/25/33
6
8,684 8,691
1,088,860
U.S. Agency Commercial Mortgage-Backed — 1 .52%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.73% 07/25/22
6
3,050,196 527
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.19% 04/25/23
6
$ 7,575,252 $ 17,398
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K033, Class X1 (IO)
0.29% 07/25/23
6
4,014,514 16,176
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K036, Class X1 (IO)
0.71% 10/25/23
6
5,184,946 56,059
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.71% 01/25/25
6
1,389,760 23,594
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.17% 05/25/46
6
250,000 17,468
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.42% 12/25/22
6
3,817,596 15,614
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.20% 06/25/27
6
994,734 44,025
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(LIBOR USD 1-Month plus 0.33%)
0.42% 09/25/30
2
208,939 209,375
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.05% 03/25/26
6
899,864 33,654
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 221,061 217,922
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.64% 09/25/25
6
2,938,592 68,117
Ginnie Mae,
Series 2010-140, (IO)
0.04% 10/16/43
4,6
— —
719,929
U.S. Agency Mortgage-Backed — 2 .61%
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
1.86% 12/01/34
2
617 621
Fannie Mae Pool AL0851
6.00% 10/01/40 2,243 2,594

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50% 11/25/23
2
$ 5,971 $ 235
Fannie Mae REMICS,
Series 2002-21, Class FB
(LIBOR USD 1-Month plus 0.90%)
1.00% 04/25/32
2
30,339 30,663
Fannie Mae REMICS,
Series 2002-53, Class FY
(LIBOR USD 1-Month plus 0.50%)
0.60% 08/25/32
2
83,997 84,792
Fannie Mae REMICS,
Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
1.10% 09/25/32
2
4,440 4,453
Fannie Mae REMICS,
Series 2003-81, Class FE
(LIBOR USD 1-Month plus 0.50%)
0.60% 09/25/33
2
31,383 31,680
Fannie Mae REMICS,
Series 2006-48, Class FL
(LIBOR USD 1-Month plus 0.40%)
0.50% 06/25/36
2
40,184 40,456
Fannie Mae REMICS,
Series 2006-8, Class NF
(LIBOR USD 1-Month plus 0.37%)
0.47% 03/25/36
2
36,912 37,222
Fannie Mae REMICS,
Series 2008-12, Class FA
(LIBOR USD 1-Month plus 0.67%)
0.77% 03/25/38
2
116,282 118,426
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.50% 10/25/40
2
3,734 3,765
Fannie Mae REMICS,
Series 2010-74, Class AF
(LIBOR USD 1-Month plus 0.54%)
0.64% 07/25/37
2
34,884 35,482
Freddie Mac REMICS,
Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
1.01% 01/15/33
2
3,932 4,021
Freddie Mac REMICS,
Series 3231, Class FB
(LIBOR USD 1-Month plus 0.35%)
0.46% 10/15/36
2
67,935 68,486
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.61% 06/15/42
2
9,800 9,882
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
UMBS (TBA)
2.50% 02/01/52 $ 750,000 $ 763,894
1,236,672
Total Mortgage-Backed
(Cost $8,705,447) 8,179,892
MUNICIPAL BONDS — 1 .95% *
California — 0 .43%
State of California General Obligation, Series B
2.50% 10/01/22 200,000 203,049
Colorado — 0 .29%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 135,000 134,983
Florida — 0 .19%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 90,000 91,114
Maryland — 0 .23%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 100,000 108,968
New York — 0 .81%
City of New York General Obligation, Series D
0.43% 08/01/22 230,000 230,148
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 150,000 154,472
384,620
Total Municipal Bonds
(Cost $925,730) 922,734
U.S. TREASURY SECURITIES — 0 .47%
U.S. Treasury Notes — 0 .47%
U.S. Treasury Notes
0.50% 11/30/23 220,000 219,179
0.75% 12/31/23 5,000 5,002
Total U.S. Treasury Securities
(Cost $224,836) 224,181
Total Bonds — 58 .79%
(Cost $28,407,847)
27,834,494
Issues Shares Value
MUTUAL FUNDS — 25 .75%
Mutual Funds — 25 .75%
iShares Core S&P 500 ETF 3,845 1,834,027
SPDR S&P 500 ETF Trust
10
21,812 10,359,827
Total Mutual Funds
(Cost $9,974,000) 12,193,854

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 11 .34%
Foreign Government Obligations — 1 .01%
Japan Treasury Discount Bill,
Series 1039
(Japan)
0.00%
11
02/28/22
3
$ 55,000,000 $ 477,700
Money Market Funds — 2 .74%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
12
33,582 33,582
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
0.03%
12
1,263,000 1,263,000
1,296,582
U.S. Agency Discount Notes — 2 .10%
Federal Home Loan Bank
1.04%
11
06/14/24 500,000 499,681
1.20%
11
12/23/24 495,000 495,334
995,015
U.S. Treasury Bills — 5 .49%
U.S. Treasury Bills
0.05%
11
04/21/22 600,000 599,861
0.13%
11
06/09/22 2,000,000 1,999,022
2,598,883
Total Short-Term Investments
(Cost $5,369,839) 5,368,180
Total Investments - 95.88%
(Cost $43,751,686) 45,396,528
Cash and Other Assets, Less Liabilities - 4.12% 1,951,152
Net Assets - 100.00% $ 47,347,680
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $48,474, which is 0.10% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
10
SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index
(the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500
Index. You can access the financial statements of this ETF by going to its homepage at
https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
11
Represents annualized yield at date of purchase.
12
Represents the current yield as of December 31, 2021.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(SPDR): Standard & Poor’s Depositary Receipts
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 482,501 JPY 55,000,000 Goldman Sachs International 02/28/22 $ 4,670
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index 147 03/18/22 $ 34,982,325 $ 787,210 $ 787,210

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 477,700 $ — $ 477,700
Money Market Funds 1,296,582 — — 1,296,582
U.S. Agency Discount Notes — 995,015 — 995,015
U.S. Treasury Bills 2,598,883 — — 2,598,883
Long-Term Investments:
Asset-Backed Securities — 6,073,186 21,821 6,095,007
Corporates — 12,412,680 — 12,412,680
Mortgage-Backed Securities — 8,153,239 26,653 8,179,892
Municipal Bonds — 922,734 — 922,734
Mutual Funds 12,193,854 — — 12,193,854
U.S. Treasury Securities 224,181 — — 224,181
Other Financial Instruments
*
Assets:
Equity contracts 787,210 — — 787,210
Foreign currency exchange contracts — 4,670 — 4,670
Total $ 17,100,710 $ 29,039,224 $ 48,474 $ 46,188,408
*Other financial instruments include foreign currency exchange contracts and futures. Equity contracts include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ALPHATRAK
500 FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ — $ 62,388
Accrued discounts/premiums (6,789) (3,344)
Realized gain (loss) — —
Change in unrealized appreciation (depreciation)* 1,873 (5,835)
Purchases — —
Sales — —
Other** 26,737 (26,737)
Transfers into Level 3*** — 181
Transfers out of Level 3*** — —
Balance as of
December 31, 2021
$ 21,821 $ 26,653
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(5,181) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Certain Level 3 investments were re-classified between Mortgage-Backed Securities – Non-Agency and Asset-Backed Securities.
***Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $181 transferred from level 2 to level 3 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
ALPHATRAK 500 FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $21,821 Third-Party Vendor Vendor Prices $1.28 $1.28
Mortgage-Backed Securities-Commercial
Mortgage-Backed $26,653 Third-Party Vendor Vendor Prices $0.17 - $3.21 $2.63
Mortgage-Backed Securities-U.S. Agency
Commercial Mortgage-Backed $— Broker Quote Offered Quote $— $—
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.